LOANS PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Schedule of loans payable
	September 30, 2021	December 31, 2020
Term loan(s)	$57,646	$77,040
Promissory notes	4,862,034	-
Total loans payable	4,919,680	77,040
Less current portion	(1,752,094)	(28,249)
Non-current portion (excluding PPP loan)	$3,167,586	$48,791

	December 31, 2020	December 31, 2019
Term loans	$77,040	$103,800
Less current portion	(28,249)	(25,934)
Non-current portion (excluding PPP loan discussed below)	$48,791	$77,866

Schedule of future principal payments under the term notes
Year Ending December 31,

2021	$429,455
2022	1,852,272
2023	2,180,168
2024	457,785
Total minimum principal payments	$4,919,680

Year Ending December 31,
2021	$28,249
2022	30,133
2023	18,658
Total minimum principal payments	$77,040